Employee Benefit Plans and Postretirement Benefits - Pre-tax Amounts Expected to be Amortized from Accumulated Other Comprehensive Income (Loss) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ (79)
Total	(79)
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(15)
Prior service (cost) credit	4
Total	(11)
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service (cost) credit	(1)
Total	$ (1)